Secured and unsecured debt (Details) (USD $)	12 Months Ended																	12 Months Ended				1 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended			1 Months Ended
	Dec. 31, 2011 D	Dec. 31, 2010	Dec. 31, 2011 Secured debt D	Dec. 31, 2011 Secured debt Our Share	Dec. 31, 2011 Secured debt Noncontrolling Interests' Share	Dec. 31, 2011 Other scheduled principal repayments/amortization	Dec. 31, 2011 Secured notes payable from insurance co. maturing on 3/1/13	Dec. 31, 2011 CMBS maturing on 9/1/13	Dec. 31, 2011 Other secured notes payable maturing on 11/16/13	Dec. 31, 2011 Secured notes payable from bank maturing on 4/20/14	Dec. 31, 2011 Secured notes payable from insurance co. maturing on 4/1/14	Dec. 31, 2011 Secured notes payable from bank maturing on 7/1/14	Dec. 31, 2011 Secured notes payable from bank maturing on 11/1/14	Dec. 31, 2011 Other secured notes payable maturing on 11/18/14	Dec. 31, 2011 CMBS maturing on 1/1/16	Dec. 31, 2011 CMBS maturing on 4/1/16	Dec. 31, 2011 CMBS maturing on 8/1/16	Dec. 31, 2011 Line of Credit and Bank Term Loans	Dec. 31, 2011 Unsecured line of credit D extension	Jan. 31, 2011 Unsecured line of credit	May 02, 2007 Unsecured line of credit	Sep. 30, 2011 2012 Unsecured Bank Term Loan	Dec. 31, 2011 2012 Unsecured Bank Term Loan D	Jan. 31, 2011 2012 Unsecured Bank Term Loan	Dec. 31, 2010 2012 Unsecured Bank Term Loan	Dec. 31, 2011 2016 Unsecured Bank Term Loan D	Dec. 31, 2011 2017 Unsecured Bank Term Loan D	Dec. 31, 2011 Convertible notes D	Dec. 31, 2011 3.70% unsecured convertible notes	Dec. 31, 2010 3.70% unsecured convertible notes	Jan. 31, 2007 3.70% unsecured convertible notes	Jan. 31, 2012 3.70% unsecured convertible notes Repurchase of debt	Feb. 21, 2012 3.70% unsecured convertible notes Repurchase of debt	Feb. 17, 2012 3.70% unsecured convertible notes Repurchase of debt
Future principal payments due on secured and unsecured debt
2012			$ 10,857,000	$ 10,493,000	$ 364,000	$ 10,857,000												$ 250,000,000										$ 84,801,000
2013			52,253,000	51,869,000	384,000	10,699,000	7,934,000	26,093,000	7,527,000
2014			305,600,000	284,731,000	20,869,000	6,722,000				76,000,000	208,685,000	6,458,000	7,495,000	240,000														250,000
2015			7,171,000	7,171,000		7,171,000												370,000,000
2016			233,454,000	233,454,000		1,849,000									75,501,000	29,389,000	126,715,000	750,000,000
Thereafter			115,790,000	115,790,000														600,000,000
Subtotal			725,125,000	703,508,000	21,617,000													1,970,000,000										85,051,000	84,801,000	301,934,000
Unamortized discounts			(820,000)																									(92,000)	(77,000)	(6,871,000)
Total	724,305,000	790,869,000	724,305,000															1,970,000,000										84,959,000
Unsecured line of credit and unsecured bank term loans	1,970,000,000	1,498,000,000
Unsecured convertible notes	84,959,000	295,293,000																										84,959,000	84,724,000	295,063,000			1,000,000
Secured and unsecured debt
Fixed rate/hedged	2,182,544,000		647,585,000																				250,000,000			750,000,000	450,000,000	84,959,000
Floating rate	596,720,000		76,720,000																370,000,000								150,000,000
Secured notes payable			724,305,000
Unsecured line of credit	370,000,000	748,000,000																	370,000,000
Unsecured bank term loans	1,600,000,000	750,000,000																					250,000,000		750,000,000	750,000,000	600,000,000
Unsecured convertible notes	84,959,000	295,293,000																										84,959,000	84,724,000	295,063,000			1,000,000
Total debt	2,779,264,000
Percentage of Outstanding Balance	100.00%		26.10%																13.30%				9.00%			27.00%	21.60%	3.00%
Weighted average interest rate (as a percent)	3.84%		5.77%																2.59%				5.63%			3.28%	1.93%	5.97%
Weighted Average Remaining Term (in days)	3.9		4.1																3.1				0.8			4.5	5.1	15.0
Base rate	one month LIBOR																	LIBOR or the specified base rate	LIBOR or the specified base rate				LIBOR or the specified base rate			LIBOR or the specified base rate	LIBOR or the specified base rate
Unsecured credit facility maximum permitted borrowings																			1,500,000,000	1,500,000,000	1,150,000,000			750,000,000
Amount available for borrowing																			1,100,000,000
Note repurchased																													$ 83,800,000			$ 83,800,000
Stated interest rate (as a percent)	7.00%						6.21%	6.36%	6.14%	2.29%	5.26%	6.05%	5.39%	5.90%	5.73%	5.82%	6.35%												3.70%	3.70%	3.70%	3.70%		3.70%
Effective rate (as a percent)							6.21%	6.36%	6.14%	2.29%	5.59%	4.88%	4.00%	5.90%	5.73%	5.82%	6.35%
Number of extensions to maturity date																			2
Length of maturity date extension period																			6 months			1 year				1 year	1 year